American Century Investments®
Quarterly Portfolio Holdings
Focused Large Cap Value Fund
June 30, 2023

Focused Large Cap Value - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.2%
Aerospace and Defense — 3.8%
Raytheon Technologies Corp.	1,237,223	121,198,365
Air Freight and Logistics — 1.3%
United Parcel Service, Inc., Class B	224,050	40,160,963
Banks — 3.5%
JPMorgan Chase & Co.	476,424	69,291,106
Truist Financial Corp.	1,407,425	42,715,349
		112,006,455
Capital Markets — 4.6%
Bank of New York Mellon Corp.	1,280,327	57,000,158
BlackRock, Inc.	66,085	45,673,987
Charles Schwab Corp.	769,588	43,620,248
		146,294,393
Communications Equipment — 3.4%
Cisco Systems, Inc.	910,979	47,134,053
F5, Inc.(1)	414,869	60,678,740
		107,812,793
Consumer Staples Distribution & Retail — 2.8%
Koninklijke Ahold Delhaize NV	1,374,030	46,844,824
Walmart, Inc.	270,591	42,531,493
		89,376,317
Containers and Packaging — 3.4%
Packaging Corp. of America	448,507	59,274,685
Sonoco Products Co.	817,031	48,221,170
		107,495,855
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	1,810,296	67,324,908
Electric Utilities — 4.0%
Duke Energy Corp.	1,058,878	95,023,712
Pinnacle West Capital Corp.	379,705	30,930,769
		125,954,481
Electrical Equipment — 1.5%
nVent Electric PLC	911,299	47,086,819
Electronic Equipment, Instruments and Components — 1.6%
TE Connectivity Ltd.	371,013	52,001,182
Entertainment — 1.6%
Walt Disney Co.(1)	567,171	50,637,027
Financial Services — 5.5%
Berkshire Hathaway, Inc., Class B(1)	507,150	172,938,150
Food Products — 3.6%
Conagra Brands, Inc.	1,636,615	55,186,658
Mondelez International, Inc., Class A	816,987	59,591,032
		114,777,690
Gas Utilities — 3.1%
Atmos Energy Corp.	847,525	98,601,058
Health Care Equipment and Supplies — 9.1%
Becton Dickinson & Co.	154,495	40,788,225
Medtronic PLC	1,578,268	139,045,411
Zimmer Biomet Holdings, Inc.	752,909	109,623,550
		289,457,186

Health Care Providers and Services — 5.9%
Cigna Group	170,446	47,827,148
Henry Schein, Inc.(1)	779,646	63,229,291
Quest Diagnostics, Inc.	535,422	75,258,916
		186,315,355
Household Products — 5.3%
Colgate-Palmolive Co.	1,255,635	96,734,121
Kimberly-Clark Corp.	522,520	72,139,111
		168,873,232
Industrial Conglomerates — 1.0%
Siemens AG	190,341	31,730,012
Insurance — 6.2%
Allstate Corp.	656,591	71,594,683
Marsh & McLennan Cos., Inc.	288,307	54,224,780
Reinsurance Group of America, Inc.	518,596	71,924,079
		197,743,542
Machinery — 1.4%
Oshkosh Corp.	505,918	43,807,440
Oil, Gas and Consumable Fuels — 7.0%
Exxon Mobil Corp.	1,081,656	116,007,606
TotalEnergies SE, ADR	1,814,099	104,564,666
		220,572,272
Passenger Airlines — 1.4%
Southwest Airlines Co.	1,179,444	42,707,667
Personal Care Products — 3.6%
Unilever PLC, ADR	2,186,923	114,004,296
Pharmaceuticals — 8.2%
Johnson & Johnson	1,190,581	197,064,967
Roche Holding AG	207,385	63,349,876
		260,414,843
Semiconductors and Semiconductor Equipment — 1.4%
Texas Instruments, Inc.	239,893	43,185,538
Specialized REITs — 1.9%
Public Storage	204,203	59,602,772
TOTAL COMMON STOCKS (Cost $2,726,514,843)		3,112,080,611
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	118,949	118,949
Repurchase Agreements — 2.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $11,488,763), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $11,198,819)		11,194,136
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 5/15/51, valued at $61,909,921), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $60,721,492)		60,696,000
		71,890,136
TOTAL SHORT-TERM INVESTMENTS (Cost $72,009,085)		72,009,085
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $2,798,523,928)		3,184,089,696
OTHER ASSETS AND LIABILITIES — (0.5)%		(15,017,504)
TOTAL NET ASSETS — 100.0%		$3,169,072,192

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	54,672,951	CHF	48,449,802	Morgan Stanley	9/29/23	$51,603
EUR	3,521,701	USD	3,844,740	JPMorgan Chase Bank N.A.	9/29/23	14,595
USD	40,200,663	EUR	36,640,089	Bank of America N.A.	9/29/23	47,810
USD	77,968,363	EUR	71,128,634	JPMorgan Chase Bank N.A.	9/29/23	20,475
USD	40,203,630	EUR	36,640,089	Morgan Stanley	9/29/23	50,778
USD	95,780,608	GBP	75,376,344	Bank of America N.A.	9/29/23	34,461
						$219,722

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,970,155,899	$141,924,712	—
Short-Term Investments	118,949	71,890,136	—
	$2,970,274,848	$213,814,848	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$219,722	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.